BASIC AND DILUTED EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Numerator:
Net income (loss)	$ 366	$ (86)		$ 4,218
Denominator:
Denominator for basic earnings (loss) per share - weighted average number of ordinary shares, net of treasury stock	40,178,292	42,285,919		38,241,258
Effect of dilutive securities:
Employee stock options, warrants and RSU's	386,653		[1]	855,500
Senior convertible notes	0		[2]	0	[1]
Denominator for diluted earnings (loss) per share - adjusted weighted average number of shares	40,564,945	42,285,919		39,096,758

[1]	Antidilutive.
[2]	Insignificant.